Document and Entity Information	Apr. 01, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 01, 2025
Entity Registrant Name	NEVRO CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-36715
Entity Tax Identification Number	56-2568057
Entity Address Address Line 1	1800 Bridge Parkway
Entity Address City Or Town	Redwood City
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94065
City Area Code	650
Local Phone Number	251-0005
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	NVRO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001444380
Amendment Flag	false